Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Government Money Market Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000067590
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2021
Prospectus Date	rr_ProspectusDate	Sep. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Government Money Market Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBXX
PGIM Government Money Market Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJCXX
PGIM Government Money Market Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMZXX